Financial instruments - fair values and risk management - Groups exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	$ (20,292)	$ (28,507)
Lease liabilities
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(1,303)	(1,934)
Trade and other payables
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(18,989)	(26,573)
Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	19,490	42,913
Financial liabilities	(12,361)	(6,496)
Net exposure	7,129	36,417
Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	6,993	4,192
Financial liabilities		(1,231)
Net exposure	6,993	2,961
Currency risk | Armenian Dram
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	19
Financial liabilities	(212)
Net exposure	(193)
Currency risk | Lease liabilities | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(1,303)	(1,795)
Currency risk | Lease liabilities | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		(139)
Currency risk | Trade and other payables | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(11,058)	(4,701)
Currency risk | Trade and other payables | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		(1,092)
Currency risk | Trade and other payables | Armenian Dram
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(212)
Loans receivable | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	356	123
Trade and other receivables | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	10,057	9,493
Trade and other receivables | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	5,495	3,571
Trade and other receivables | Currency risk | Armenian Dram
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	18
Cash and cash equivalents | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	9,077	33,297
Cash and cash equivalents | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	1,498	$ 621
Cash and cash equivalents | Currency risk | Armenian Dram
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 1